Summary of Significant Accounting Policies (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Apr. 27, 2023	Apr. 19, 2023	Feb. 15, 2023	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Amount insured by FDIC	$ 250,000					$ 250,000		$ 250,000
Sale and liquidation							$ 1,150,928	2,130,116	$ 1,151,186
Realized losses on bonds						0	21,737	34,556	52,096
Bad debt expense							3,121	83,564	17,489
Provisions for inventory	0							0	0
Inventory	134,057					153,964		134,057	151,248
Impairment of intangible assets, finite-lived							0	0
Impairment losses							0	0
Derivative liabilities	0							0	0
Deferred revenue	0							0	0
Unrecognized Tax Benefits	0							0
Interest and penalties							0	0	0
Valuation allowance deferred tax assets
Marketing and advertising expense						$ 24,506	58,640	$ 136,582	$ 1,364,168
Common stock, shares authorized	50,000,000	500,000,000				50,000,000		50,000,000	50,000,000
Stockholders' Equity, Reverse Stock Split		1-for-8
Preferred stock, shares authorized	5,000,000	50,000,000				5,000,000		5,000,000	5,000,000
Consulting fees				$ 5,000				$ 5,000
Shares remain vested	260,000					260,000		260,000
Shares remain unvested	65,000					65,000		65,000
Proceeds from gain loss on sale of debt securities								$ 44,590
Income tax liabilities	$ 0							$ 0	$ 0
Shares of common stock			325,000						93,481			21,923
Payments to acquire businesses gross									$ 321,250
New issuance, value							25,308	25,308
Depreciation						$ 276,522	273,087	1,108,186	1,769,621
Accounts Receivable, Allowance for Credit Loss	$ 81,772					81,772		81,772
Next NRG Holding Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount insured by FDIC	250,000					250,000		250,000
Impairment of intangible assets, finite-lived						0	0
Impairment losses						0	0	0	0
Derivative liabilities	0					0		0
Interest and penalties						0	0
Valuation allowance deferred tax assets
Marketing and advertising expense						6,128	0	$ 1,050	$ 10,000
Common stock, shares authorized	100,000							100,000	100,000
Payments to acquire businesses gross						1,550,000		$ 2,350,000
Escrow Deposit	$ 250,000							250,000
New issuance, value						1
Marketable securities	0					326,135		0		$ 190,722	$ 605,000
Deposit Assets	5,500,000							5,500,000
Depreciation						4,798		9,992
Depreciation						$ 4,798		0	0
Accounts Receivable, Allowance for Credit Loss	309,098							309,098	291,841
Research and development expense								0	0
Stat EI Inc [Member] | Next NRG Holding Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired Percentage					100.00%
Payments to acquire businesses gross					$ 5,500,000			1,800,000
Escrow Deposit	$ 250,000							250,000
Payments to acquire businesses gross								1,550,000
New issuance, value								$ 3,700,000
Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from investment									$ 1,151,186
Share-Based Payment Arrangement, Tranche One [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares remain unvested	32,500					32,500		32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares remain unvested	32,500					32,500		32,500
Services Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues								325,000
Telx Computers Inc [Member] | Services Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party other expenses			$ 10,000					$ 10,000
Mountain Views Strategy Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party other expenses				$ 13,000